Commitments	12 Months Ended
Mar. 29, 2014
Commitments And Contingencies Disclosure [Abstract]
Commitments
11.	Commitments:

Operating leases:

The Company leases all of its retail stores under operating leases with the exception of one Birks Group location. The rental costs are based on minimum annual rentals and for some of the stores, a percentage of sales. Such percentage of sales varies by location. In addition, most leases are subject to annual adjustments for increases in real estate taxes and common area maintenance costs. The Company also has operating leases for certain equipment.

Future minimum lease payments for the next five years and thereafter are as follows (in thousands):

Year ending March:
2015	$14,184
2016	11,746
2017	10,192
2018	7,083
2019	5,447
Thereafter	14,596

$63,248

Rent expense for the Company was approximately $24.3 million, including $0.3 million of contingent rent for the year ended March 29, 2014, $25.2 million, including $0.4 million of contingent rent for the year ended March 30, 2013 and $26.2 million, including $0.5 million of contingent rent for the year ended March 31, 2012.